Intangible assets	9 Months Ended
May 31, 2024
Intangible assets
Intangible assets

8. Intangible assets

	Intellectual		Trade
	property	Software	name	Backlog	Website	Total
	$	$	$	$	$	$
Cost
Balance at August 31, 2022	1,035,070	101,775	98,294	79,550	18,858	1,333,547
Currency translation	—	—	6,057	4,556	1,211	11,824
Balance at August 31, 2023	1,035,070	101,775	104,351	84,106	20,069	1,345,371
Additions	50,653	—	—	—	—	50,563
Currency translation	—	—	(239)	(225)	(47)	(511)
Balance at May 31, 2024	1,085,723	101,775	104,112	83,881	20,022	1,395,513

Accumulated depreciation
Balance at August 31, 2022	159,089	24,700	14,439	19,830	2,819	220,877
Depreciation	103,508	12,920	20,426	16,911	4,005	157,770
Balance at August 31, 2023	262,597	37,620	34,865	36,741	6,824	378,647
Depreciation	77,418	9,665	15,737	12,785	3,028	118,633
Balance at May 31, 2024	340,015	47,285	50,602	49,526	9,852	497,280

Net carrying amount
As at August 31, 2023	772,473	64,155	69,486	47,365	13,245	966,724
As at May 31, 2024	745,708	54,490	53,510	34,355	10,170	898,233